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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment            [ ] Amendment Number: _________________
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Trenton Capital Management, Ltd.
Address: 5956 Sherry Lane, Suite 1810
         Dallas, Texas 75225

Form 13F File Number: 28-12392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tyler F. Burke
Title: President of the General Partner of Trenton Capital Management, Ltd.
Phone: (214) 691-1734

Signature, Place, and Date of Signing:


         /s/ Tyler F. Burke                  Dallas, TX         January 22, 2008
-------------------------------------   --------------------   -----------------
          (Signature)                       (City, State)            (Date)

* The purpose of this Form 13F is to indicate that Trenton Capital Management, Ltd. is no longer required to file Form 13F by virtue of it no longer being in operation. Accordingly, Trenton Capital Management, Ltd. is reporting zero holdings and this will be its final Form 13F.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   0
Form 13F Information Table Value Total:   0 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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          COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
---------------------------  -------------  -----------  --------  --------------------  ----------  --------  ---------------------
                                TITLE OF                  VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
       NAME OF ISSUER            CLASS         CUSIP     (X1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
---------------------------  -------------  -----------  --------  ---------  ---  ----  ----------  --------  ----  ---------  ----

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